Intangible Assets - Summary Of Detailed Information About Amortization And Impairment Of Intangible Assets Other Than Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	€ (19,969)
Amortization for the year	1,545	€ 1,267	€ 215
Ending Balance	(18,058)	(19,969)
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(19,545)	(17,795)
Ending Balance	(17,678)	(19,545)	(17,795)
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,682	416	201
Amortization for the year	1,545	1,267	215
Impairment for the year	1,531
Disposals		(1)
Ending Balance	4,758	1,682	416
Accumulated depreciation and amortisation [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,332	158	0
Amortization for the year	1,359	1,174	158
Impairment for the year	1,531
Disposals		0
Ending Balance	4,222	1,332	158
Accumulated depreciation and amortisation [member] | Software And Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	350	258	201
Amortization for the year	186	93	57
Impairment for the year	0
Disposals		(1)
Ending Balance	€ 536	€ 350	€ 258